Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of (Loss) Income Before Income Taxes
The components of loss before income taxes are as follows:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Domestic	$(154.4)	$(72.5)	$(48.3)
Foreign	(1.4)	14.9	19.8
Loss before income taxes	$(155.8)	$(57.6)	$(28.5)

Components of Provision for Income Taxes
The following table presents the components of the 2019, 2018, and 2017 provision for income taxes:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Current:
Federal	$13.2	$(9.0)	$(17.7)
State	2.9	5.5	(2.7)
Foreign	1.7	8.9	10.7
Total current	17.8	5.4	(9.7)
Deferred:
Federal	(48.4)	(6.0)	(125.1)
State	(11.8)	(6.6)	(3.6)
Foreign	(3.1)	(4.2)	(1.4)
Total deferred	(63.3)	(16.8)	(130.1)
Total income tax benefit	$(45.5)	$(11.4)	$(139.8)

Reconciliation of Income Tax Expense Computed at U.S. Federal Statutory Tax Rate to Income Tax Expense
The following is a reconciliation of income tax benefit computed at the U.S. federal statutory tax rate to the income tax benefit reported in the Consolidated Statements of Operations:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Tax at statutory rate	$(32.7)	$(12.1)	$(10.0)
State income taxes	(7.1)	(0.3)	(4.1)
Tax benefit of cross-border intercompany financing structure	(2.1)	(2.3)	(3.9)
Repatriation of intangibles	(4.6)	—	—
Meals and entertainment	0.2	0.3	0.8
Disallowed officers' compensation	1.6	6.3	0.5
Excess tax benefits related to stock-based compensation	(0.1)	0.8	(2.4)
Section 956 inclusion, Section 78 gross-up	(0.1)	(0.2)	13.2
Goodwill impairment	1.2	—	14.4
Gain on divestiture	—	2.2	—
Remeasurement of deferred tax assets/liabilities	—	(1.0)	(117.6)
Transition tax	(1.9)	(0.4)	9.6
Foreign tax credit	—	(0.1)	(29.7)
Other tax credits	(0.9)	(1.3)	(0.8)
Valuation allowance	3.4	(1.1)	3.5
Uncertain tax positions	(2.5)	(2.9)	(4.5)
Step-up in goodwill tax basis	(0.4)	(0.4)	(1.8)
Return-to-provision	0.1	(0.6)	(6.3)
Other, net	0.4	1.7	(0.7)
Total provision for income taxes	$(45.5)	$(11.4)	$(139.8)

Tax Effects of Temporary Differences Giving Rise to Deferred Income Tax Assets and Liabilities
The tax effects of temporary differences giving rise to deferred income tax assets and liabilities were:

	December 31,
	2019	2018
	(In millions)
Deferred tax assets:
Pension and postretirement benefits	$16.7	$18.0
Accrued liabilities	21.4	34.0
Stock compensation	12.6	12.0
Lease liabilities	51.4	—
Interest limitation carryover	30.3	13.3
Loss and credit carryovers	201.7	43.9
Other	27.6	17.1
Total deferred tax assets	361.7	138.3
Valuation allowance	(167.9)	(15.1)
Total deferred tax assets, net of valuation allowance	193.8	123.2

Deferred tax liabilities:
Fixed assets and intangible assets	(238.2)	(284.3)
Lease assets	(50.5)	—
Inventory reserves	(2.5)	(5.0)
Total deferred tax liabilities	(291.2)	(289.3)
Net deferred income tax liability	$(97.4)	$(166.1)

Summary of Operating Loss Carryforwards
The following table details the Company's tax attributes primarily related to net operating losses, tax credits, and capital losses for which it has recorded deferred tax assets:

Tax Attributes	Gross Attribute Amount	Net Attribute Amount	Expiration Years
	(in millions)
U.S. net operating losses	$1.0	$0.2	2034
Foreign net operating losses	45.5	11.5	2028 – 2039
State net operating losses	204.6	6.8	2021 - 2039
Federal credits	—	14.1	2027
State credits	—	15.4	2020 – 2034
Federal capital loss	586.9	123.2	2024
State capital loss	586.9	26.1	2024
Other		4.4	2022-2036
Total		$201.7

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Unrecognized tax benefits beginning balance	$17.3	$26.4	$31.4
Additions (reductions) based on tax positions related to the current year	—	—	1.1
Additions (reductions) based on tax positions of prior years	(1.1)	(0.6)	0.4
Reductions resulting from dispositions	(1.1)	—	—
Reductions due to statute lapses	(2.8)	(8.3)	(4.6)
Reductions related to settlements with taxing authorities	(0.1)	—	(2.0)
Foreign currency translation	0.1	(0.2)	0.1
Unrecognized tax benefits ending balance	$12.3	$17.3	$26.4